Share-Based Payments	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments
Share-Based Payments
We continue to have only one incentive compensation plan, the MCBC Incentive Compensation Plan (the "Incentive Compensation Plan"), as of March 31, 2016, and all outstanding awards fall under the Incentive Compensation Plan. During the three months ended March 31, 2016, and March 31, 2015, we recognized share-based compensation expense related to the following Class B common stock awards to certain directors, officers and other eligible employees, pursuant to the Incentive Compensation Plan: restricted stock units ("RSUs"), deferred stock units ("DSUs"), performance share units ("PSUs") and stock options. Additionally, we recognized share-based compensation expense related to performance units ("PUs") during the three months ended March 31, 2015. These awards fully vested in the first quarter of 2015 and no further PU's have since been issued. The settlement amount of the PSUs is determined based on market and performance metrics, which include our total shareholder return performance relative to the S&P 500 and specified internal performance metrics designed to drive greater shareholder return. PSU compensation expense is based on a fair value assigned to the market metric using a Monte Carlo model, which will remain constant throughout the vesting period of three years, and a performance multiplier, which will vary due to changing estimates of the performance metric condition.
The following table summarizes share-based compensation expense and includes share-based compensation related to pre-existing MCBC equity awards held by former MCBC employees that have transferred to MillerCoors:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Pretax compensation expense	$6.7	$3.2
Tax benefit	(1.9)	(0.8)
After-tax compensation expense	$4.8	$2.4
The increase in expense in the first quarter of 2016 was primarily driven by performance metrics increasing the fair value of our PSUs.
As of March 31, 2016, there was $48.0 million of total unrecognized compensation expense from all share-based compensation arrangements granted under the Incentive Compensation Plan, related to unvested awards. This compensation expense is expected to be recognized over a weighted-average period of 2.2 years.
The following table represents non-vested RSUs, DSUs and PSUs as of March 31, 2016, and the activity during the three months ended March 31, 2016:

	RSUs and DSUs		PSUs
	Units	Weighted-average grant date fair value per unit	Units	Weighted-average grant date fair value per unit
	(In millions, except per unit amounts)
Non-vested as of December 31, 2015	0.6	$56.23	0.5	$57.01
Granted	0.1	$85.65	0.1	$90.49
Vested	(0.2)	$41.58	(0.2)	$43.10
Forfeited	—	$—	—	$—
Non-vested as of March 31, 2016	0.5	$67.83	0.4	$72.57
The weighted-average fair value per unit for the non-vested PSUs is $98.80 as of March 31, 2016.
The following table represents the summary of stock options and stock-only stock appreciation rights ("SOSARs") outstanding as of March 31, 2016, and the activity during the three months ended March 31, 2016:

	Shares outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
	(In millions, except per share amounts and years)
Outstanding as of December 31, 2015	1.3	$49.49	4.8	$58.0
Granted	0.1	$90.38
Exercised	(0.2)	$44.35
Forfeited	—	$—
Outstanding as of March 31, 2016	1.2	$54.20	5.3	$52.4
Exercisable at March 31, 2016	1.0	$47.90	4.4	$48.7
The total intrinsic values of stock options exercised during the three months ended March 31, 2016, and March 31, 2015, were $7.7 million and $19.9 million, respectively. During the three months ended March 31, 2016, and March 31, 2015, cash received from stock option exercises was $4.2 million and $24.8 million, respectively, and the total excess tax benefit from these stock option exercises and other awards was $3.9 million and $6.1 million, respectively.
The fair value of each option granted in the first quarter of 2016 and 2015 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2016	March 31, 2015
Risk-free interest rate	1.40%	1.70%
Dividend yield	1.81%	2.20%
Volatility range	23.16%-24.64%	21.65%-29.90%
Weighted-average volatility	23.53%	23.71%
Expected term (years)	5.2	5.7
Weighted-average fair market value	$16.65	$13.98
The risk-free interest rates utilized for periods throughout the contractual life of the stock options are based on a zero-coupon U.S. Treasury security yield at the time of grant. Expected volatility is based on a combination of historical and implied volatility of our stock. The expected term of stock options is estimated based upon observations of historical employee option exercise patterns and trends of those employees granted options in the respective year.
The fair value of the market metric for each PSU granted in the first quarter of 2016 and 2015 was determined on the date of grant using a Monte Carlo model to simulate total shareholder return for MCBC and peer companies with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2016	March 31, 2015
Risk-free interest rate	1.04%	1.06%
Dividend yield	1.81%	2.20%
Volatility range	14.10%-77.11%	12.73%-62.28%
Weighted-average volatility	23.68%	21.53%
Expected term (years)	2.8	2.8
Weighted-average fair market value	$90.49	$74.42

The risk-free interest rates utilized for periods throughout the expected term of the PSUs are based on a zero-coupon U.S. Treasury security yield at the time of grant. Expected volatility is based on historical volatility of our stock as well as the stock of our peer firms, as shown within the volatility range above, for a period from the grant date consistent with the expected term. The expected term of PSUs is calculated based on the grant date to the end of the performance period.
As of March 31, 2016, there were 6.5 million shares of the Company's Class B common stock available for issuance as awards under the Incentive Compensation Plan.